CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
Bandwidth Inc., Class A Shares	39,910	$2,598,540	*

Interactive Media & Services - 1.1%
Cargurus Inc.	127,456	3,944,763	*

Media - 0.0%
Turn Inc. (Escrow)	73,522	25,552	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		6,568,855

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 2.1%
Fox Factory Holding Corp.	114,559	7,130,152	*

Distributors - 1.4%
Core-Mark Holding Co. Inc.	156,374	5,021,951

Diversified Consumer Services - 1.8%
Chegg Inc.	203,743	6,102,103	*

Internet & Direct Marketing Retail - 2.7%
GrubHub Inc.	57,295	3,220,552	*
Revolve Group Inc.	120,832	2,823,844	*
Shutterstock Inc.	93,136	3,364,072	*

Total Internet & Direct Marketing Retail		9,408,468

Specialty Retail - 4.8%
Hudson Ltd., Class A Shares	240,100	2,946,027	*
Monro Inc.	96,619	7,633,867
National Vision Holdings Inc.	257,992	6,209,868	*

Total Specialty Retail		16,789,762

TOTAL CONSUMER DISCRETIONARY		44,452,436

CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 4.6%
BJ’s Wholesale Club Holdings Inc.	305,883	7,913,193	*
Casey’s General Stores Inc.	46,153	7,438,018
Grocery Outlet Holding Corp.	24,910	863,879	*

Total Food & Staples Retailing		16,215,090

Food Products - 1.4%
Calavo Growers Inc.	50,580	4,814,204

TOTAL CONSUMER STAPLES		21,029,294

ENERGY - 1.5%
Energy Equipment & Services - 1.5%
Cactus Inc., Class A Shares	96,066	2,780,150	*
Newpark Resources Inc.	331,100	2,522,982	*

TOTAL ENERGY		5,303,132

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 5.3%
Banks - 2.1%
SVB Financial Group	8,200	$1,713,390	*
Western Alliance Bancorp	120,324	5,544,530

Total Banks		7,257,920

Capital Markets - 1.4%
Assetmark Financial Holdings Inc.	45,990	1,198,040	*
PJT Partners Inc., Class A Shares	46,170	1,879,119
WisdomTree Investments Inc.	336,903	1,760,318

Total Capital Markets		4,837,477

Insurance - 1.8%
American Equity Investment Life Holding Co.	147,392	3,566,886
Trupanion Inc.	104,854	2,665,389	*

Total Insurance		6,232,275

TOTAL FINANCIALS		18,327,672

HEALTH CARE - 21.9%
Biotechnology - 2.6%
Genomic Health Inc.	33,740	2,288,247	*
Heron Therapeutics Inc.	279,278	5,166,643	*
Invitae Corp.	81,810	1,576,479	*

Total Biotechnology		9,031,369

Health Care Equipment & Supplies - 9.9%
Glaukos Corp.	57,531	3,596,263	*
Insulet Corp.	87,935	14,503,120	*
Integra LifeSciences Holdings Corp.	143,677	8,630,677	*
Penumbra Inc.	55,458	7,458,546	*

Total Health Care Equipment & Supplies		34,188,606

Health Care Providers & Services - 0.5%
Surgery Partners Inc.	250,136	1,847,254	*

Health Care Technology - 1.5%
Health Catalyst Inc.	25,940	820,742	*
Phreesia Inc.	40,606	984,289	*
Vocera Communications Inc.	136,880	3,374,092	*

Total Health Care Technology		5,179,123

Life Sciences Tools & Services - 6.3%
Cambrex Corp.	65,681	3,908,019	*
ICON PLC	68,652	10,115,186	*
Syneos Health Inc.	149,299	7,944,200	*

Total Life Sciences Tools & Services		21,967,405

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.1%
Pacira BioSciences Inc.	100,392	$3,821,923	*

TOTAL HEALTH CARE		76,035,680

INDUSTRIALS - 20.7%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings Inc.	114,089	5,762,635	*

Air Freight & Logistics - 2.9%
Forward Air Corp.	69,950	4,457,214
XPO Logistics Inc.	78,820	5,641,147	*

Total Air Freight & Logistics		10,098,361

Building Products - 5.3%
Masonite International Corp.	69,550	4,033,900	*
Trex Co. Inc.	158,092	14,375,306	*

Total Building Products		18,409,206

Commercial Services & Supplies - 4.0%
Copart Inc.	104,479	8,392,798	*
US Ecology Inc.	84,119	5,378,569

Total Commercial Services & Supplies		13,771,367

Electrical Equipment - 0.1%
Bloom Energy Corp., Class A Shares	126,480	411,060	*

Machinery - 4.7%
Albany International Corp., Class A Shares	44,070	3,973,351
IDEX Corp.	46,110	7,556,507
Tennant Co.	67,007	4,737,395

Total Machinery		16,267,253

Trading Companies & Distributors - 2.1%
H&E Equipment Services Inc.	183,822	5,305,103
MRC Global Inc.	153,431	1,861,118	*

Total Trading Companies & Distributors		7,166,221

TOTAL INDUSTRIALS		71,886,103

INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 1.2%
Viavi Solutions Inc.	295,198	4,134,248	*

Electronic Equipment, Instruments & Components - 2.0%
MTS Systems Corp.	35,933	1,985,298
nLight Inc.	95,360	1,493,338	*
OSI Systems Inc.	34,913	3,545,764	*

Total Electronic Equipment, Instruments & Components		7,024,400

IT Services - 3.5%
Cardtronics PLC, Class A Shares	81,945	2,478,017	*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	SHARES	VALUE
IT Services - (continued)
Twilio Inc., Class A Shares	13,047	$1,434,648	*
Wix.com Ltd.	70,536	8,234,373	*

Total IT Services		12,147,038

Semiconductors & Semiconductor Equipment - 4.3%
Inphi Corp.	121,727	7,431,433	*
Monolithic Power Systems Inc.	48,054	7,478,644

Total Semiconductors & Semiconductor Equipment		14,910,077

Software - 16.0%
Aspen Technology Inc.	64,763	7,971,030	*
Cornerstone OnDemand Inc.	153,836	8,433,290	*
DocuSign Inc.	53,907	3,337,921	*
Envestnet Inc.	78,462	4,448,795	*
ForeScout Technologies Inc.	102,586	3,890,061	*
HubSpot Inc.	42,350	6,420,683	*
New Relic Inc.	54,328	3,338,456	*
Pagerduty Inc.	29,410	830,833	*
Pluralsight Inc., Class A Shares	61,200	1,027,854	*
Qualys Inc.	83,876	6,338,509	*
Smartsheet Inc., Class A Shares	37,050	1,334,912	*
Varonis Systems Inc.	69,659	4,164,215	*
Yext Inc.	249,374	3,962,553	*

Total Software		55,499,112

TOTAL INFORMATION TECHNOLOGY		93,714,875

MATERIALS - 1.3%
Chemicals - 1.3%
Balchem Corp.	46,146	4,577,222

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.	58,324	982,176	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $217,357,222)		342,877,445

	RATE
SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $2,729,294)	1.810%	2,729,294	2,729,294

TOTAL INVESTMENTS - 99.5% (Cost - $220,086,516)			345,606,739
Other Assets in Excess of Liabilities - 0.5%			1,754,103

TOTAL NET ASSETS - 100.0%			$347,360,842

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2019

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 2).

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Insulet Corp., Call	10/18/19	$160.00	116	$1,913,188	$(103,240)
Twilio Inc., Class A Shares, Call	10/18/19	145.00	130	1,429,480	(1,040)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $101,894)					$(104,280)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$6,543,303	—	$25,552	$6,568,855
Other Common Stocks	336,308,590	—	—	336,308,590

Total Long-Term Investments	342,851,893	—	25,552	342,877,445

Short-Term Investments†	2,729,294	—	—	2,729,294

Total Investments	$345,581,187	—	$25,552	$345,606,739

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$104,280	—	—	$104,280

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Portfolio investment is restricted as to resale and, in the absence of readily ascertainable market values, is valued in good faith in accordance with procedures approved by the Board of Trustees.

SECURITY	NUMBER OF SHARES	ACQUISITION DATE	COST	FAIR VALUE AT 9/30/2019	VALUE PER SHARE	PERCENT OF NET ASSETS
Turn Inc. (Escrow)	73,522	12/13	$108,102	$25,552	$0.35	0.01%